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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                               ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          111 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY      July 25, 2001
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                0
                                          --------------------------
 Form 13F Information Table Entry Total:          56
                                          --------------------------
 Form 13F Information Table Value Total:      $684,394 (thousands)
                                          --------------------------

 List of Other Included Managers:

     NONE





                            NAME OF REPORTING MANAGER

                        FENIMORE ASSET MANAGEMENT, INC.
                                     06/30/2001
                         -------------------------------


                                                 FORM 13F INFORMATION TABLE




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C Telecommunicatn          COM              000886101     7680  1163650 SH       SOLE                  1163650
ABM Industries Inc.            COM              000957100     3729   100100 SH       SOLE                   100100
AOL Time Warner Inc            COM              00184A105      260     4913 SH       SOLE                     4913
Allied Capital Corp.           COM              01903Q108    24546  1060291 SH       SOLE                  1060291
American Express Co.           COM              025816109     5279   136068 SH       SOLE                   136068
American Power Conversion      COM              029066107    14119   896445 SH       SOLE                   896445
Banknorth Group, Inc.          COM              06646R107    21406   945058 SH       SOLE                   945058
Berkshire Hathaway A           COM              084670108    24221      349 SH       SOLE                      349
Berkshire Hathaway B           COM              084670207     5403     2349 SH       SOLE                     2349
Bristol Myers Squibb           COM              110122108      201     3850 SH       SOLE                     3850
Brown & Brown Inc.             COM              115236101    26968   642260 SH       SOLE                   642260
C Cor.Net Corp                 COM              125010108     9728   810625 SH       SOLE                   810625
CSS Industries Inc             COM              125906107    10139   393606 SH       SOLE                   393606
Citigroup Inc.                 COM              172967101     6047   114441 SH       SOLE                   114441
Cognex Corporation             COM              192422103     4479   132325 SH       SOLE                   132325
Conmed Corp                    COM              207410101    18276   701589 SH       SOLE                   701589
Cotton Sts Life Ins Co         COM              221774102      122    12187 SH       SOLE                    12187
Franklin Resources             COM              354613101    14931   326219 SH       SOLE                   326219
General Elec Co                COM              369604103      898    18423 SH       SOLE                    18423
H&R Block Inc.                 COM              093671105    28762   445575 SH       SOLE                   445575
Hickory Tech Corp              COM              429060106     1666   104100 SH       SOLE                   104100
Idex Corporation               COM              45167R104    26712   785649 SH       SOLE                   785649
International Speedway Cl A    COM              460335201     7384   175810 SH       SOLE                   175810
Kaydon Corp                    COM              486587108    34458  1343378 SH       SOLE                  1343378
Labor Ready Inc  New           COM              505401208     1554   296650 SH       SOLE                   296650
Landauer Inc                   COM              51476K103     4019   133975 SH       SOLE                   133975
Littlefuse Inc.                COM              537008104     5548   207090 SH       SOLE                   207090
M & T Bank Corp                COM              55261F104    16733   221625 SH       SOLE                   221625
Markel Corp                    COM              570535104     3381    17205 SH       SOLE                    17205
Martin Marietta Matls          COM              573284106     3026    61150 SH       SOLE                    61150
McGrath Rentcorp               COM              580589109     1244    51550 SH       SOLE                    51550
Meredith Corp                  COM              589433101    13259   370250 SH       SOLE                   370250
Mocon Inc Com                  COM              607494101     3156   432299 SH       SOLE                   432299
New England Bus Svc            COM              643872104    20949  1091069 SH       SOLE                  1091069
New Plan Excel Realty          COM              648053106     1145    74806 SH       SOLE                    74806
North Fork Bancorp Ny          COM              659424105    10356   334050 SH       SOLE                   334050
Oneida Ltd Com                 COM              682505102      251    12337 SH       SOLE                    12337
Protective Life Corp.          COM              743674103    25297   736015 SH       SOLE                   736015
Regal Beloit Corp.             COM              758750103    13314   640074 SH       SOLE                   640074
Renal Care Group Inc.          COM              759930100     1950    59300 SH       SOLE                    59300
Reynolds & Reynolds            COM              761695105    27714  1262615 SH       SOLE                  1262615
Ross Stores Inc.               COM              778296103     2176    90850 SH       SOLE                    90850
SCP Pool Corporation           COM              784028102     1226    35600 SH       SOLE                    35600
Servicemaster Co.              COM              81760N109    32033  2669448 SH       SOLE                  2669448
SouthTrust Corporation         COM              844730101    13800   530768 SH       SOLE                   530768
Tennant Co.                    COM              880345103    11486   287150 SH       SOLE                   287150
Tricon Global Restaurants      COM              895953107     9534   217175 SH       SOLE                   217175
Trustco Bank Corp              COM              898349105    22312  1671336 SH       SOLE                  1671336
US Bancorp                     COM              902973304     8321   365110 SH       SOLE                   365110
Unumprovident Corp             COM              91529Y106      221     6868 SH       SOLE                     6868
Waddell & Reed Finl            COM              930059100     8734   275090 SH       SOLE                   275090
Watson Pharmaceuticals         COM              942683103    23358   378942 SH       SOLE                   378942
White Mtns Insurance           COM              G9618E107    70819   188223 SH       SOLE                   188223
Whole Foods Mkt Inc.           COM              966837106     6047   223150 SH       SOLE                   223150
Zebra Technologies A           COM              989207105    19296   392840 SH       SOLE                   392840
Cedar Fair L.P.                LP               150185106     4722   207450 SH       SOLE                   207450